Government Grants	12 Months Ended
Dec. 31, 2014
Government Grants [Abstract]
Government Grants [Text Block]
Note 13.   Government Grants

The Company entered into several contracts with Institute for Information Industry (III) during 2012, 2013 and 2014 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority	Total Grant		Execution Period	Product Description
(in thousands)

III	NT$	23,220 (US$770)	June 2011 to February 2013	CMOS Development Program
III		72,000 (US$2,416)	January 2013 to June 2014	MEMS Development Program
III		27,500 (US$923)	April 2013 to December 2014	Wafer-Level Lens Development Program
III		135,000 (US$4,265)	August 2014 to July 2017	LCOS Display Module Development Program

Government grants recognized by the Company as a reduction of research and development expense and general and administrative expense in the consolidated statements of income in 2012, 2013 and 2014 were $216 thousand, $2,011 thousand and $1,879 thousand, respectively.